Lease commitments (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Capital Leased Assets

An analysis of leased assets under capital leases is as follows:

	Yen in millions
	March 31
Class of property	2013	2014
Machinery and equipment	¥6,950	¥7,336
Other leased assets	65	109
Less—Accumulated amortization	(1,345)	(2,511)

	¥5,670	¥4,934

Schedule of Future Minimum Lease Payments for Capital Leases

The future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2014 are as follows:

Yen in millions
Year ending March 31:
2015	¥1,810
2016	2,019
2017	658
2018	563
2019	114
2020 and thereafter	9

Total minimum lease payments	5,173
Less—Amount representing interest	(312)

Present value of net minimum lease payments	4,861
Less—Current obligations	(1,667)

Long-term capital lease obligations	¥3,194

Operating Leases of Lessee Disclosure

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year as of March 31, 2014 are as follows:

Yen in millions
Year ending March 31:
2015	¥2,319
2016	1,757
2017	1,197
2018	996
2019	965
2020 and thereafter	1,941

Total minimum future rentals	¥9,175

Schedule of Future Minimum Rental Payments for Operating Leases

The future minimum lease payments to be received under operating leases that have remaining non-cancelable terms as of March 31, 2014 are as follows:

Yen in millions
Year ending March 31:
2015	¥31
2016	25
2017	25
2018	26
2019	26
2020 and thereafter	91

Total minimum future rentals	¥224